CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock authorized	100,000,000	100,000,000	100,000,000
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock issued	171	111	111
Preferred stock outstanding	171	111	111
Common stock authorized	800,000,000	800,000,000	800,000,000
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued	1,630,080	1,500,878	368,200
Common stock outstanding	1,630,080	1,500,878	368,200